SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF WARRANT

There were no outstanding warrants as of December 31, 2022:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual Life
	Warrants	Price	(in years)
Outstanding as of December 31, 2020	15,726,378	$2.38
Exercised	(11,523,997)	1.57
Expired	(1,250,000)	7.50
Outstanding as of December 31, 2021	2,952,381	3.00
Expired	(2,952,381)	3.00
Outstanding as of December 31, 2022	-	-	-
Exercisable as of December 31, 2022	-	-	-

SCHEDULE OF SHARE BASED COMPENSATION

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of comprehensive loss for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	U.S. dollars in thousands
General and administrative	$2,188	$1,194
Research and development	367	774
Total	$2,555	$1,968

SCHEDULE OF STOCK OPTIONS

Below is a table summarizing the options issued and outstanding as of and for the years ended December 31, 2022 and 2021:

			Weighted
		Weighted	Average	Total
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Stock Options	Price	Life (in years)	Value
Outstanding at December 31, 2020	7,435,360	$2.52
Granted	1,794,787	2.29
Forfeited	(65,500)	3.01
Outstanding at December 31, 2021(1)	9,164,647	2.49
Granted	1,264,189	0.80
Exercised	(388,909)	0.05
Forfeited	(3,221,311)	2.34
Outstanding at December 31, 2022 (1)	6,818,616	2.07	14.77	$0
Exercisable as of December 31, 2022	4,735,356	$2.89	14.62	$0

SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION

Key assumptions used to estimate the fair value of the stock options granted during the years ended December 31, 2022 and 2021 included:

	Year Ended December 31,
	2022	2021
Expected term of options (years)	5.9-11	11
Expected common stock price volatility	91.22%	91%
Risk-free interest rate	1.5% - 3.3%	1.48%-1.64%
Expected dividend yield	—	—

SCHEDULE OF RESTRICTED STOCK UNITS

Below is a table summarizing the restricted stock units granted and outstanding as of and for the year ended December 31, 2022 and 2021:

		Weighted Average
		Grant Date
	Restricted Stock	Fair Value
	Units	Price

Unvested as of December 31, 2020	102,334	$5.47
Vested	(28,333)	4.20
Unvested as of December 31, 2021	74,001	6.45
Granted	1,700,000	0.24
Forfeited	(74,001)	6.45
Unvested as of December 31, 2022	1,700,000	0.24
Total unrecognized expense remaining	$153,287	0.24
Weighted-average years expected to be recognized over	0.25